Document and Entity Information	Feb. 23, 2026
Details
Registrant CIK	0001555017
Document Type	8-K
Document Period End Date	Feb. 23, 2026
Entity File Number	000-56603
Entity Registrant Name	Sky Century Investment, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	45-5243254
Entity Address, Address Line One	220 Emerald Vista Way #233
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	205
Local Phone Number	238 7735
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false